GOODWILL AND INTANGIBLE ASSETS, NET - Future Amortization Expense (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 36,919
2022	36,919
2023	36,919
2024	36,919
2025	36,919
Thereafter	538,361
Accumulated amortization	$ 722,956	$ 110,450